DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

10. DERIVATIVE LIABILITIES

During the three months ended March 31, 2022, the Company valued the embedded conversion feature of the convertible notes, warrants, certain accounts payable and certain related party liabilities. The fair value was calculated at March 31, 2021 based on the lattice model.

The following table represents the Company’s derivative liability activity for the embedded conversion features for the year ended December 31, 2021:

	Notes	Warrants	Stock Payable	Total
Balance, beginning of period	$159,045	$50,399	$1,388,809	$1,598,253
Initial recognition of derivative liability	1,044,189	611,142	—	1,655,331
Derivative settlements	(385,558)	(32,764)	—	(418,322)
Loss (gain) on derivative liability valuation	(358,945)	(363,002)	216,779	(505,168)
Balance, end of period	$458,731	$265,775	$1,605,588	$2,330,094

Convertible Notes

The fair value at the commitment date for the convertible notes and the revaluation dates for the Company’s derivative liabilities were based upon the following management assumptions as of March 31, 2022:

Valuation date
Expected dividends	0%
Expected volatility	199.91%-215.39%
Expected term	.09 - .92 years
Risk free interest	.17%-1.52%

Warrants

On January 2, 2019, the Company executed a Common Stock Purchase Warrant for 12,146 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.016 per share and expire on December 31, 2023.

On January 31, 2019, the Company executed a Common Stock Purchase Warrant for 14,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.016 per share and expire on January 30, 2024.

On March 26, 2019, the Company executed a Common Stock Purchase Warrant for 10,958 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.017 per share and expire on March 25, 2024.

On April 9, 2019, the Company executed a Common Stock Purchase Warrant for 3,667. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.10 per share and expire on April 8, 2024.

On April 9, 2019, the Company executed a Common Stock Purchase Warrant for 3,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.10 per share and expire on April 8, 2024.

On April 23, 2019, the Company executed a Common Stock Purchase Warrant for 700 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.25 per share and expire on April 22, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On June 21, 2019, the Company executed a Common Stock Purchase Warrant for 6,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.025 per share and expire on June 20, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On August 7, 2019, the Company executed a Common Stock Purchase Warrant for 14,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.015 per share and expire on August 7, 2024.

On August 12, 2019, the Company executed a Common Stock Purchase Warrant for 7,822 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.015 per share and expire on August 7, 2024.

On August 20, 2019, the Company executed a Common Stock Purchase Warrant for 23,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.01 per share and expire on August 7, 2024.

On October 9, 2019, the Company executed a Common Stock Purchase Warrant for 114,583 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.0016 per share and expire on October 9, 2024.

On February 8, 2021, the Company executed a Common Stock Purchase Warrant for 15,385 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.00468 per share and expire on February 8, 2026.

On March 8, 2021, the Company executed a Common Stock Purchase Warrant for 3,333,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on March 9, 2024.

On January 10, 2022, the Company executed a Common Stock Purchase Warrant for 124,444,444 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on January 10, 2025.

On March 3, 2022, the Company executed a Common Stock Purchase Warrant for 63,000,000 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on March 3, 2027.

The Company evaluated all outstanding warrants to determine whether these instruments may be tainted. All warrants outstanding were considered tainted. The Company valued the embedded derivatives within the warrants based on the independent report of the valuation specialist.

The fair value at the valuation dates were based upon the following management assumptions:

Valuation date
Expected dividends	0%
Expected volatility	257.55%-561.50%
Expected term	1.76 – 4.93 years
Risk free interest	1.63%-2.45%

Stock Payable

The payables to be issued in stock are at 100% of the lowest closing market price with a 15 day look back. The fair value at the valuation dates were based upon the following management assumptions:

Valuation date
Expected dividends	0%
Expected volatility	197.65%
Expected term	1 year
Risk free interest	1.63%

9. DERIVATIVE LIABILITIES

During the year ended December 31, 2021 the Company valued the embedded conversion feature of the convertible notes, warrants, certain accounts payable and certain related party liabilities. The fair value was calculated at December 31, 2021 based on the lattice model.

The following table represents the Company’s derivative liability activity for the embedded conversion features for the year ended December 31, 2021:

	Notes	Warrants	Stock Payable	Total
Balance, beginning of period	$3,933,475	$27,343	$4,036,176	$7,996,994
Initial recognition of derivative liability	3,916,274	2,554,276	—	6,470,550
Derivative settlements	(3,085,456)	(133,297)	—	(3,218,753)
Loss (gain) on derivative liability valuation	(4,605,248)	(2,397,923)	(2,647,367)	(9,650,538)
Balance, end of period	$159,045	$50,399	$1,388,809	$1,598,253

Convertible Notes

The fair value at the commitment date for the convertible notes and the revaluation dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2021:

Valuation date
Expected dividends	0%
Expected volatility	187.11%-249.88%
Expected term	.07 - .74 years
Risk free interest	.06%-.27%

Warrants

On January 2, 2019, the Company executed a Common Stock Purchase Warrant for 12,146 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.016 per share and expire on December 31, 2023.

On January 31, 2019, the Company executed a Common Stock Purchase Warrant for 14,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.016 per share and expire on January 30, 2024.

On March 26, 2019, the Company executed a Common Stock Purchase Warrant for 10,958 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.017 per share and expire on March 25, 2024.

On April 9, 2019, the Company executed a Common Stock Purchase Warrant for 3,667. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.10 per share and expire on April 8, 2024.

On April 9, 2019, the Company executed a Common Stock Purchase Warrant for 3,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.10 per share and expire on April 8, 2024.

On April 23, 2019, the Company executed a Common Stock Purchase Warrant for 700 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.25 per share and expire on April 22, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On May 30, 2019, the Company executed a Common Stock Purchase Warrant for 4,167 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.04 per share and expire on May 29, 2024.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Fourth Man Fund, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated July 3, 2018, July 17, 2018, October 3, 2018, and August 22, 2018, representing 597 shares of common stock, exchanged for 10,167 shares of Preferred Series C stock at $10 per share. The exchange extinguished $734,381 worth of derivative liabilities.

On June 13, 2019, the Company entered into a Securities Exchange Agreement with Emunah Funding, LLC. Both parties agreed to exchange the Warrants pursuant under the terms of a Securities Exchange Agreement, in its entirety. The Agreement is for warrants dated October 20, 2017, November 6, 2017, November 30, 2017, January 11, 2018, May 15, 2018, and October 31, 2018, representing 866 shares of common stock, exchanged for 35,583 shares of Preferred Series C stock at $10 per share. The exchange extinguished $1,095,620 worth of derivative liabilities.

On June 21, 2019, the Company executed a Common Stock Purchase Warrant for 6,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.025 per share and expire on June 20, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On July 22, 2019, the Company executed a Common Stock Purchase Warrant for 11,195 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.023 per share and expire on July 22, 2024.

On August 7, 2019, the Company executed a Common Stock Purchase Warrant for 14,667 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.015 per share and expire on August 7, 2024.

On August 12, 2019, the Company executed a Common Stock Purchase Warrant for 7,822 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.015 per share and expire on August 7, 2024.

On August 20, 2019, the Company executed a Common Stock Purchase Warrant for 23,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.01 per share and expire on August 7, 2024.

On October 9, 2019, the Company executed a Common Stock Purchase Warrant for 114,583 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.0016 per share and expire on October 9, 2024.

On February 8, 2021, the Company executed a Common Stock Purchase Warrant for 933,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on February 8, 2024.

On February 8, 2021, the Company executed a Common Stock Purchase Warrant for 15,385 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.00468 per share and expire on February 8, 2026.

On March 5, 2021, the Company executed a Common Stock Purchase Warrant for 933,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on March 5, 2024.

On March 8, 2021, the Company executed a Common Stock Purchase Warrant for 3,333,333 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.001 per share and expire on March 9, 2024.

On July 28, 2021, the Company executed a Common Stock Purchase Warrant for 6,222,222 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.0225 per share and expire on July 28, 2024.

On September 27, 2021, the Company executed a Common Stock Purchase Warrant for 9,876,522 shares. The purchase price of one share of Common Stock under this Warrant shall be equal to the Exercise Price of $0.01125 per share and expire on September 27, 2024.

The Company evaluated all outstanding warrants to determine whether these instruments may be tainted. All warrants outstanding were considered tainted. The Company valued the embedded derivatives within the warrants based on the independent report of the valuation specialist.

The fair value at the valuation dates were based upon the following management assumptions:

Valuation date
Expected dividends	0%
Expected volatility	513.48%-586.99%
Expected term	2.01 – 4.11 years
Risk free interest	0.73%-1.12%

Stock Payable

The payables to be issued in stock are at 100% of the lowest closing market price with a 15 day look back. The fair value at the valuation dates were based upon the following management assumptions:

Valuation date
Expected dividends	0%
Expected volatility	236.32%
Expected term	1 year
Risk free interest	0.39%